Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2018
Other Current Assets [Abstract]
Other Current Assets
	December 31, 2017	June 30, 2018
Inventories	$9,573	$9,171
Deferred mobilization expenses	6,482	1,482
Prepayments and advances	17,064	12,572
Intangible assets, net	402	-
Insurance claims	2,980	-
Other	1,485	985
Total	$37,986	$24,210